UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lone Pine Capital, LLC
           --------------------------------------------------
Address:   Two Greenwich Plaza
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-7486
                       -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen F. Mandel, Jr.
           --------------------------------------------------
Title:     Managing Director, Portfolio Manager
           --------------------------------------------------
Phone:     (203) 618-1400
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Stephen F. Mandel, Jr.   Greenwich, Connecticut         08/10/01
       -------------------------    ---------------------------     -------

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        65
                                               -------------

Form 13F Information Table Value Total:        $2,649,671
                                               -------------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


                                                      Form 13F INFORMATION TABLE

                                                          VALUE    SHRS  OR  SH/ PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER              TITLE OF CLASS CUSIP     (x$1000)  PRN AMT   PRN CALL  DISCRETION MANAGERS   SOLE    SHARED    NONE
------------------------------- -------------- -------   --------  --------  --- ----  ---------- -------- -------- -------- -------

ACLARA BIOSCIENCES INC          COM           00461P106    1,609    162,500  SH        SOLE               162,500
------------------------------------------------------------------------------------------------------------------------------------
ADMINISTAFF INC                 COM           007094105   32,076  1,233,700  SH        SOLE             1,233,700
------------------------------------------------------------------------------------------------------------------------------------
ADVANCEPCS                      COM           00790K109   39,717    620,100  SH        SOLE               620,100
------------------------------------------------------------------------------------------------------------------------------------
AFFILIATED MANAGERS GROUP       COM           008252108   94,858  1,542,400  SH        SOLE             1,542,400
------------------------------------------------------------------------------------------------------------------------------------
ALBERTA ENERGY LTD              COM           012873105    5,489    133,100  SH        SOLE               133,100
------------------------------------------------------------------------------------------------------------------------------------
ALKERMES INC                    COM           01642T108   59,652  1,699,500  SH        SOLE             1,699,500
------------------------------------------------------------------------------------------------------------------------------------
ALLTEL CORP                     COM           020039103   79,944  1,305,000  SH        SOLE             1,305,000
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS CO             COM           025816109   30,458    785,000  SH        SOLE               785,000
------------------------------------------------------------------------------------------------------------------------------------
AMAZON COM INC                  PUT           023135956   23,631  1,670,000  SH  PUT   SOLE             1,670,000
------------------------------------------------------------------------------------------------------------------------------------
ANADARKO PETE CORP              COM           032511107   44,575    825,000  SH        SOLE               825,000
------------------------------------------------------------------------------------------------------------------------------------
APPLERA CORP                 COM CE GEN GRP   038020202    9,181    231,500  SH        SOLE               231,500
------------------------------------------------------------------------------------------------------------------------------------
APPLERA CORP                 COM AP BIO GRP   038020103   15,528    580,500  SH        SOLE               580,500
------------------------------------------------------------------------------------------------------------------------------------
APW LTD                         COM           G04397108    9,705    956,200  SH        SOLE               956,200
------------------------------------------------------------------------------------------------------------------------------------
ARGONAUT TECHNOLOGIES INC       COM           040175101    8,973  1,725,600  SH        SOLE             1,725,600
------------------------------------------------------------------------------------------------------------------------------------
ASPECT COMMUNICATIONS CORP      COM           04523Q102   26,192  3,747,000  SH        SOLE             3,747,000
------------------------------------------------------------------------------------------------------------------------------------
BIOJECT MED TECH INC            COM NEW       09059T206    9,161    775,661  SH        SOLE               775,661
------------------------------------------------------------------------------------------------------------------------------------
BOSTON SCIENTIFIC CORP          COM           101137107   26,821  1,577,700  SH        SOLE             1,577,700
------------------------------------------------------------------------------------------------------------------------------------
BOYDS COLLECTION LTD            COM           103354106   48,200  3,880,800  SH        SOLE             3,880,800
------------------------------------------------------------------------------------------------------------------------------------
CAREER EDUCATION CORP           COM           141665109   45,728    763,400  SH        SOLE               763,400
------------------------------------------------------------------------------------------------------------------------------------
CATALINA MARKETING CORP         COM           148867104   69,011  2,261,900  SH        SOLE             2,261,900
------------------------------------------------------------------------------------------------------------------------------------
CDW COMPUTER CTRS INC           COM           125129106   76,597  1,928,900  SH        SOLE             1,928,900
------------------------------------------------------------------------------------------------------------------------------------
CHOICEPOINT INC                 COM           170388102   10,273    244,300  SH        SOLE               244,300
------------------------------------------------------------------------------------------------------------------------------------
CORIXA CORP                     COM           21887F100    6,930    406,000  SH        SOLE               406,000
------------------------------------------------------------------------------------------------------------------------------------
CROWN CASTLE INTL CORP          COM           228227104   86,740  5,289,000  SH        SOLE             5,289,000
------------------------------------------------------------------------------------------------------------------------------------
CURAGEN CORP                    COM           23126R101   16,227    445,800  SH        SOLE               445,800
------------------------------------------------------------------------------------------------------------------------------------
CYGNUS INC                      COM           232560102    4,942    482,140  SH        SOLE               482,140
------------------------------------------------------------------------------------------------------------------------------------
DOLLAR GEN CORP                 COM           256669102   19,512  1,000,600  SH        SOLE             1,000,600
------------------------------------------------------------------------------------------------------------------------------------
DOUBLECLICK INC                 COM           258609304   54,850  3,929,107  SH        SOLE             3,929,107
------------------------------------------------------------------------------------------------------------------------------------
EBENX INC                       COM           278668108    4,403  1,342,450  SH        SOLE             1,342,450
------------------------------------------------------------------------------------------------------------------------------------
EPOCH BIOSCIENCES INC           COM           294273107    1,448    378,165  SH        SOLE               378,165
------------------------------------------------------------------------------------------------------------------------------------
EXPEDITORS INTL WASH INC        COM           302130109   59,033    983,900  SH        SOLE               983,900
------------------------------------------------------------------------------------------------------------------------------------
GENENTECH INC                   COM NEW       368710406   61,282  1,112,200  SH        SOLE             1,112,200
------------------------------------------------------------------------------------------------------------------------------------
GENSET SA                     SPONSORED ADR   37244T104    1,416    388,000  SH        SOLE               388,000
------------------------------------------------------------------------------------------------------------------------------------
GILEAD SCIENCES INC             COM           375558103   57,969    996,200  SH        SOLE               996,200
------------------------------------------------------------------------------------------------------------------------------------
MILLER HERMAN INC               COM           600544100      646     26,700  SH        SOLE                26,700
------------------------------------------------------------------------------------------------------------------------------------
IMCLONE SYS INC                 COM           45245W109   28,047    531,200  SH        SOLE               531,200
------------------------------------------------------------------------------------------------------------------------------------
IMMUNOMEDICS INC                COM           452907108   18,577    868,100  SH        SOLE               868,100
------------------------------------------------------------------------------------------------------------------------------------
INSIGHT ENTERPRISES INC         COM           45765U103   58,758  2,398,300  SH        SOLE             2,398,300
------------------------------------------------------------------------------------------------------------------------------------
INTUIT                          COM           461202103   86,898  2,173,000  SH        SOLE             2,173,000
------------------------------------------------------------------------------------------------------------------------------------
HANCOCK JOHN FINL SVCS INC      COM           41014S106  210,697  5,233,400  SH        SOLE             5,233,400
------------------------------------------------------------------------------------------------------------------------------------
KINDER MORGAN INC KANS          COM           49455P101   73,862  1,469,900  SH        SOLE             1,469,900
------------------------------------------------------------------------------------------------------------------------------------
LEAP WIRELESS INTL INC          COM           521863100   41,914  1,383,300  SH        SOLE             1,383,300
------------------------------------------------------------------------------------------------------------------------------------
LEXMARK INTL NEW                CL A          529771107  114,513  1,702,800  SH        SOLE             1,702,800
------------------------------------------------------------------------------------------------------------------------------------
LILLY ELI & CO                  COM           532457108   37,407    505,500  SH        SOLE               505,500
------------------------------------------------------------------------------------------------------------------------------------
LINEAR TECHNOLOGY CORP          COM           535678106  132,984  3,007,317  SH        SOLE             3,007,317
------------------------------------------------------------------------------------------------------------------------------------
MCCLATCHY CO                    CL A          579489105   25,779    659,300  SH        SOLE               659,300
------------------------------------------------------------------------------------------------------------------------------------
NEORX CORP                    COM PAR $ 0.02  640520300    3,016  1,002,100  SH        SOLE             1,002,100
------------------------------------------------------------------------------------------------------------------------------------
OMNICARE INC                    COM           681904108   23,541  1,165,400  SH        SOLE             1,165,400
------------------------------------------------------------------------------------------------------------------------------------
OSI PHARMACEUTICALS INC         COM           671040103   13,942    265,100  SH        SOLE               265,100
------------------------------------------------------------------------------------------------------------------------------------
PAYCHEX INC                     COM           704326107   60,372  1,509,300  SH        SOLE             1,509,300
------------------------------------------------------------------------------------------------------------------------------------
PLUG POWER INC                  PUT           72919P953      484     22,500  SH  PUT   SOLE                22,500
------------------------------------------------------------------------------------------------------------------------------------
PROBUSINESS SERVICES INC        COM           742674104   28,555  1,075,500  SH        SOLE             1,075,500
------------------------------------------------------------------------------------------------------------------------------------
ROBERT HALF INTL INC            COM           770323103   38,410  1,543,200  SH        SOLE             1,543,200
------------------------------------------------------------------------------------------------------------------------------------
SPECTRASITE HLDGS INC           COM           84760T100   43,154  5,960,500  SH        SOLE             5,960,500
------------------------------------------------------------------------------------------------------------------------------------
STILWELL FINL INC               COM           860831106  118,504  3,531,100  SH        SOLE             3,531,100
------------------------------------------------------------------------------------------------------------------------------------
TARGETED GENETICS CORP          COM           87612M108    1,857    285,714  SH        SOLE               285,714
------------------------------------------------------------------------------------------------------------------------------------
TEKELEC                         COM           879101103   58,896  2,173,300  SH        SOLE             2,173,300
------------------------------------------------------------------------------------------------------------------------------------
TEVA PHARMACEUTICAL INDS LTD    ADR           881624209   14,641    235,000  SH        SOLE               235,000
------------------------------------------------------------------------------------------------------------------------------------
TRIZEC HAHN CORP                SUB VTG       896938107   37,471  2,060,000  SH        SOLE             2,060,000
------------------------------------------------------------------------------------------------------------------------------------
VORNADO RLTY TR                 SH BEN INT    929042109   33,937    869,300  SH        SOLE               869,300
------------------------------------------------------------------------------------------------------------------------------------
WALGREEN CO                     COM           931422109   37,008  1,083,700  SH        SOLE             1,083,700
------------------------------------------------------------------------------------------------------------------------------------
WHITE MTNS INS GROUP LTD        COM           G9618E107   72,767    193,400  SH        SOLE               193,400
------------------------------------------------------------------------------------------------------------------------------------
WRIGLEY WM JR CO                COM           982526105   37,180    793,600  SH        SOLE               793,600
------------------------------------------------------------------------------------------------------------------------------------
XOMA LTD                        ORD           G9825R107   37,271  2,184,700  SH        SOLE             2,184,700
------------------------------------------------------------------------------------------------------------------------------------
ZALE CORP NEW                   COM           988858106   16,452    488,200  SH        SOLE               488,200
------------------------------------------------------------------------------------------------------------------------------------